Note 4(c) - Assets Held for Sale (Details Textual) - USD ($)				12 Months Ended
	Jan. 21, 2020	Jan. 14, 2020	Dec. 12, 2019	Dec. 31, 2019	Dec. 31, 2020
Impairment of Long-Lived Assets to be Disposed of				$ 12,310,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				43,271,000	$ 24,340,000
Inventory, Net, Total				848,000	514,000
MT Eco Fleet [Member]
Impairment of Long-Lived Assets to be Disposed of			$ 6,779,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				20,667,000
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 21,000,000	$ 23,000,000
M/T Eco Revolution [Member]
Impairment of Long-Lived Assets to be Disposed of			$ 5,531,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				22,604,000
Inventory, Net, Total				$ 124,000
Eco Van Nuys [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total					8,187
Eco Santa Monica [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total					8,146
Eco Venice Beach [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total					$ 8,007